Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 85,809	$ 79,543	$ 73,822
Trading assets:
Total derivative assets	2,815	3,091
Effect of master netting agreements	(5,939)	(8,845)
Trading liabilities:
Derivative liabilities	2,368	3,576
Effect of master netting agreements	(6,170)	(8,797)
Long-term debt	371	367
Investment management funds
Trading assets:
Trading assets	243	516
Other assets	220	215
Total assets	463	731
Trading liabilities:
Total liabilities	2	2
Interest rate contracts
Trading assets:
Effect of master netting agreements	(2,202)	(5,075)
Trading liabilities:
Effect of master netting agreements	(2,508)	(5,495)
Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(3,724)	(3,720)
Trading liabilities:
Effect of master netting agreements	(3,626)	(3,221)
Equity contracts
Trading assets:
Effect of master netting agreements	(13)	(50)
Trading liabilities:
Effect of master netting agreements	(36)	(81)
Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25,308	23,819	22,736
U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	20,076	15,263	14,307
Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	10,750	12,557	12,489
Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,691	8,762	6,449
CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,364	2,909	2,598
Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,984	2,079
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,878	2,529	2,141
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,247	2,957	3,378
Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,773	1,043	1,727
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,657	908	359
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,325	1,578	1,995
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,054	1,255	1,396
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,238	1,412	1,961
Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		149	513
Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		963	$ 842
Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	85,809	79,543
Trading assets:
Trading assets	7,035	6,022
Other assets	742	791
Trading liabilities:
Long-term debt	371	367
Operating segments | Investment management funds
Trading assets:
Total assets	463	731
Trading liabilities:
Total liabilities	2	2
Assets measured at fair value on a recurring basis
Trading assets:
Effect of master netting agreements	(5,939)	(8,845)
Total assets	94,049	87,087
Trading liabilities:
Effect of master netting agreements	(6,170)	(8,797)
Total liabilities	3,940	5,153
Assets measured at fair value on a recurring basis | Level 1
Trading assets:
Total assets	$ 28,898	$ 27,964
Percentage of total assets prior to netting	29.00%	29.00%
Trading liabilities:
Total liabilities	$ 1,096	$ 1,133
Percentage of total liabilities prior to netting	11.00%	8.00%
Assets measured at fair value on a recurring basis | Level 2
Trading assets:
Total assets	$ 70,875	$ 67,814
Percentage of total assets prior to netting	71.00%	71.00%
Trading liabilities:
Total liabilities	$ 9,014	$ 12,817
Percentage of total liabilities prior to netting	89.00%	92.00%
Assets measured at fair value on a recurring basis | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 832	$ 1,091
Assets measured at fair value on a recurring basis | Level 3
Trading assets:
Total assets	$ 0	$ 0
Percentage of total assets prior to netting	0.00%	0.00%
Trading liabilities:
Total liabilities	$ 0	$ 0
Percentage of total liabilities prior to netting	0.00%	0.00%
Assets measured at fair value on a recurring basis | Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 85,809	$ 79,543
Trading assets:
Debt instruments	3,395	2,600
Equity instruments	1,114	654
Effect of master netting agreements	(5,939)	(8,845)
Trading assets	7,035	6,022
Other assets	238	314
Total other assets	742	791
Total assets	93,586	86,356
Trading liabilities:
Total trading liabilities	3,479	3,984
Effect of master netting agreements	(6,170)	(8,797)
Long-term debt	371	367
Total other liabilities – derivative liabilities designated as hedging	88
Total liabilities	3,938	5,151
Assets measured at fair value on a recurring basis | Operating segments | Investment management funds
Trading assets:
Total assets	463	731
Trading liabilities:
Effect of master netting agreements	0
Total liabilities	2	2
Assets measured at fair value on a recurring basis | Operating segments | Interest rate contracts
Trading assets:
Effect of master netting agreements	(2,202)	(5,075)
Trading liabilities:
Effect of master netting agreements		(5,495)
Assets measured at fair value on a recurring basis | Operating segments | Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(3,724)	(3,720)
Trading liabilities:
Effect of master netting agreements		(3,221)
Assets measured at fair value on a recurring basis | Operating segments | Equity contracts
Trading assets:
Effect of master netting agreements	(13)	(50)
Trading liabilities:
Effect of master netting agreements		(81)
Assets measured at fair value on a recurring basis | Operating segments | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25,308	23,819
Assets measured at fair value on a recurring basis | Operating segments | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	20,076	15,263
Assets measured at fair value on a recurring basis | Operating segments | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	10,750	12,557
Assets measured at fair value on a recurring basis | Operating segments | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,691	8,762
Assets measured at fair value on a recurring basis | Operating segments | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,364	2,909
Assets measured at fair value on a recurring basis | Operating segments | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,984	2,079
Assets measured at fair value on a recurring basis | Operating segments | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,878	2,529
Assets measured at fair value on a recurring basis | Operating segments | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,247	2,957
Assets measured at fair value on a recurring basis | Operating segments | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,773	1,043
Assets measured at fair value on a recurring basis | Operating segments | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,657	908
Assets measured at fair value on a recurring basis | Operating segments | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,464	1,360
Assets measured at fair value on a recurring basis | Operating segments | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,325	1,578
Assets measured at fair value on a recurring basis | Operating segments | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,054	1,255
Assets measured at fair value on a recurring basis | Operating segments | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,238	1,412
Assets measured at fair value on a recurring basis | Operating segments | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		149
Assets measured at fair value on a recurring basis | Operating segments | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		963
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging
Trading assets:
Total derivative assets	2,526	2,768
Trading liabilities:
Derivative liabilities	2,280	2,776
Effect of master netting agreements	(6,170)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	1,388	1,364
Trading liabilities:
Derivative liabilities	608	858
Effect of master netting agreements	(2,508)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	1,083	1,384
Trading liabilities:
Derivative liabilities	1,589	1,846
Effect of master netting agreements	(3,626)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	55	20
Trading liabilities:
Derivative liabilities	83	72
Effect of master netting agreements	(36)
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging
Trading assets:
Total derivative assets	289	323
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging		800
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	23	278
Trading liabilities:
Derivative liabilities	74	534
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	266	45
Trading liabilities:
Derivative liabilities	14	266
Assets measured at fair value on a recurring basis | Operating segments | Debt instruments
Trading liabilities:
Total trading liabilities	1,124	1,059
Assets measured at fair value on a recurring basis | Operating segments | Equity instruments
Trading liabilities:
Total trading liabilities	75	149
Assets measured at fair value on a recurring basis | Operating segments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	26,689	26,145
Trading assets:
Debt instruments	801	690
Equity instruments	1,114	654
Trading assets	1,931	1,353
Other assets	68	144
Total other assets	68	144
Total assets	$ 28,688	$ 27,642
Percentage of total assets prior to netting	29.00%	29.00%
Trading liabilities:
Total trading liabilities	$ 1,094	$ 1,132
Long-term debt	0	0
Total other liabilities – derivative liabilities designated as hedging	0
Total liabilities	$ 1,094	$ 1,132
Percentage of total liabilities prior to netting	11.00%	8.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Investment management funds
Trading assets:
Total assets	$ 210	$ 322
Trading liabilities:
Total liabilities	2	1
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	20,076	15,263
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,613	9,919
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		963
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging
Trading assets:
Total derivative assets	16	9
Trading liabilities:
Derivative liabilities	13	4
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	7	9
Trading liabilities:
Derivative liabilities	12	4
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	9	0
Trading liabilities:
Derivative liabilities	1	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Debt instruments
Trading liabilities:
Total trading liabilities	1,006	979
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Equity instruments
Trading liabilities:
Total trading liabilities	75	149
Assets measured at fair value on a recurring basis | Operating segments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	59,120	53,398
Trading assets:
Debt instruments	2,594	1,910
Equity instruments	0	0
Trading assets	11,043	13,514
Other assets	170	170
Total other assets	459	493
Total assets	$ 70,622	$ 67,405
Percentage of total assets prior to netting	71.00%	71.00%
Trading liabilities:
Total trading liabilities	$ 8,555	$ 11,649
Long-term debt	371	367
Total other liabilities – derivative liabilities designated as hedging	88
Total liabilities	$ 9,014	$ 12,816
Percentage of total liabilities prior to netting	89.00%	92.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Investment management funds
Trading assets:
Total assets	$ 253	$ 409
Trading liabilities:
Total liabilities	0	1
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25,308	23,819
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,137	2,638
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,691	8,762
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,364	2,909
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,984	2,079
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,878	2,529
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,247	2,957
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,773	1,043
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,657	908
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,464	1,360
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,325	1,578
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,054	1,255
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,238	1,412
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		149
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging
Trading assets:
Total derivative assets	8,449	11,604
Trading liabilities:
Derivative liabilities	8,437	11,569
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	3,583	6,430
Trading liabilities:
Derivative liabilities	3,104	6,349
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	4,807	5,104
Trading liabilities:
Derivative liabilities	5,215	5,067
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	59	70
Trading liabilities:
Derivative liabilities	118	153
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging
Trading assets:
Total derivative assets	289	323
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging		800
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	23	278
Trading liabilities:
Derivative liabilities	74	534
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	266	45
Trading liabilities:
Derivative liabilities	14	266
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Debt instruments
Trading liabilities:
Total trading liabilities	118	80
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Trading assets:
Debt instruments	0	0
Equity instruments	0	0
Total derivative assets	0
Trading assets	0	0
Other assets	0	0
Total other assets	0	0
Total assets	$ 0	$ 0
Percentage of total assets prior to netting	0.00%	0.00%
Trading liabilities:
Total trading liabilities	$ 0	$ 0
Long-term debt	0	0
Total other liabilities – derivative liabilities designated as hedging	0
Total liabilities	$ 0	$ 0
Percentage of total liabilities prior to netting	0.00%	0.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Investment management funds
Trading assets:
Total assets	$ 0	$ 0
Trading liabilities:
Total liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	0	0
Trading liabilities:
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Debt instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | NAV
Trading assets:
Other assets measured at NAV	$ 215	$ 154